SCHEDULE OF INVESTMENTS
Thornburg Core Plus Bond Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Preferred Stock — 0.4%
	Financial Services — 0.4%
	Capital Markets — 0.4%
[a]	Calamos Strategic Total Return Fund 6.24%, 9/9/2029	14,000	$ 347,340
[a,b]	Gabelli Dividend & Income Trust Series J, 4.50%, 3/26/2028	12	284,628
			631,968
	Total Preferred Stock (Cost $617,000)		631,968
	Asset Backed Securities — 9.8%
	Auto Receivables — 1.7%
[c]	Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A Class A, 6.46% due 4/17/2028	$ 206,778	209,059
[c]	Carvana Auto Receivables Trust, Series 2023-N4 Class A, 6.42% due 1/10/2028	15,751	15,866
	Exeter Automobile Receivables Trust,
	Series 2021-1A Class D, 1.08% due 11/16/2026	37,238	36,858
	Series 2022-3A Class C, 5.30% due 9/15/2027	337,847	338,317
[b,c]	Kinetic Advantage Master Owner Trust, Series 2024-1A Class A, 7.248% (SOFR30A + 2.65%) due 11/15/2027	515,000	516,552
[c]	Lendbuzz Securitization Trust, Series 2024-3A Class A2, 4.97% due 10/15/2029	585,000	585,043
[c]	Lobel Automobile Receivables Trust, Series 2023-2 Class A, 7.59% due 4/16/2029	13,794	13,920
	Octane Receivables Trust,
[c]	Series 2022-2A Class A, 5.11% due 2/22/2028	42,251	42,296
[c]	Series 2023-3A Class A2, 6.44% due 3/20/2029	396,431	400,517
[c]	Onemain Direct Auto Receivables Trust, Series 2022-1A Class A1, 4.65% due 3/14/2029	153,398	153,374
[c]	Research-Driven Pagaya Motor Asset Trust, Series 2023-4A Class A, 7.54% due 3/25/2032	25,324	25,685
[c]	Tricolor Auto Securitization Trust, Series 2024-2A Class A, 6.36% due 12/15/2027	147,929	148,911
[c]	United Auto Credit Securitization Trust, Series 2024-1 Class A, 6.17% due 8/10/2026	85,934	86,122
			2,572,520
	Credit Card — 1.1%
[c]	Brex Commercial Charge Card Master Trust, Series 2024-1 Class A1, 6.05% due 7/15/2027	200,000	202,298
[c]	Continental Finance Credit Card ABS Master Trust, Series 2024-A Class D, 9.42% due 12/15/2032	315,000	316,733
	Mercury Financial Credit Card Master Trust,
[c]	Series 2023-1A Class A, 8.04% due 9/20/2027	500,000	500,693
[c]	Series 2024-2A Class A, 6.56% due 7/20/2029	275,000	277,941
[c]	Mission Lane Credit Card Master Trust, Series 2024-A Class A1, 6.20% due 8/15/2029	375,000	377,154
			1,674,819
	Other Asset Backed — 6.1%
[c]	AMCR ABS Trust, Series 2024-A Class A, 6.26% due 8/18/2031	305,083	306,535
[c]	Amur Equipment Finance Receivables X LLC, Series 2022-1A Class A2, 1.64% due 10/20/2027	130,859	129,941
[c]	Aqua Finance Trust, Series 2020-AA Class D, 7.15% due 7/17/2046	150,867	141,525
[c]	Auxilior Term Funding LLC, Series 2023-1A Class A2, 6.18% due 12/15/2028	81,514	82,441
[c]	BHG Securitization Trust, Series 2022-C Class A, 5.32% due 10/17/2035	1,142	1,142
[c]	CFMT Issuer Trust, Series 2021-GRN1 Class A, 1.10% due 3/20/2041	409,539	401,533
	ClickLease Equipment Receivables Trust,
[c]	Series 2024-1 Class A, 6.86% due 2/15/2030	118,190	118,555
[c]	Series 2024-1 Class B, 7.34% due 2/15/2030	575,000	580,363
[c]	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C Class A, 6.05% due 1/20/2031	474,630	478,308
[c]	DataBank Issuer LLC, Series 2024-1A Class A2, 5.30% due 1/26/2054	275,000	268,619
[c]	Diamond Infrastructure Funding LLC, Series 2021-1A Class A, 1.76% due 4/15/2049	100,000	93,432
[c]	EverBright Solar Trust, Series 2024-A Class A, 6.43% due 6/22/2054	151,164	149,777
[c]	Foundation Finance Trust, Series 2019-1A Class B, 4.22% due 11/15/2034	206,959	205,331
[c]	FREED ABS Trust, Series 2022-3FP Class D, 7.36% due 8/20/2029	345,846	348,938
	GoodLeap Sustainable Home Solutions Trust,
[c]	Series 2021-3CS Class A, 2.10% due 5/20/2048	222,672	168,491
[c]	Series 2021-4GS Class A, 1.93% due 7/20/2048	182,037	138,233
[c]	Series 2021-5CS Class A, 2.31% due 10/20/2048	342,533	264,680
[b,c]	Gracie Point International Funding LLC, Series 2023-2A Class A, 7.182% (SOFR90A + 2.25%) due 3/1/2027	28,438	28,498
[c]	GreenSky Home Improvement Trust, Series 2024-1 Class A2, 5.88% due 6/25/2059	405,121	407,654
[b,c]	Harvest SBA Loan Trust, Series 2024-1 Class A, 6.975% (SOFR30A + 2.25%) due 12/25/2051	393,593	393,591
[c]	InStar Leasing III LLC, Series 2021-1A Class A, 2.30% due 2/15/2054	538,988	477,261
[c]	Loanpal Solar Loan Ltd., Series 2021-1GS Class A, 2.29% due 1/20/2048	14,109	11,107
[c,d]	Mill City Solar Loan Ltd., Series 2019-2GS Class A, 3.69% due 7/20/2043	97,953	83,618
[c]	Momnt Technologies Trust, Series 2023-1A Class A, 6.92% due 3/20/2045	49,727	50,571

SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[c]	NetCredit Combined Receivables LLC, Series 2024-A Class A, 7.43% due 10/21/2030	$ 228,655	$ 230,303
[c]	New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1 Class A1, 1.91% due 10/20/2061	135,000	124,520
[c]	NMEF Funding LLC, Series 2023-A Class A2, 6.57% due 6/17/2030	57,787	58,374
	Oportun Issuance Trust,
[c]	Series 2021-B Class A, 1.47% due 5/8/2031	60,975	59,243
[c]	Series 2021-C Class A, 2.18% due 10/8/2031	409,765	397,840
[c]	Series 2022-A Class A, 5.05% due 6/9/2031	223,909	223,701
	Pagaya AI Debt Trust,
[c]	Series 2023-3 Class A, 7.60% due 12/16/2030	17,946	18,017
[c]	Series 2024-3 Class A, 6.258% due 10/15/2031	64,642	65,177
[c]	PFS Financing Corp., Series 2023-B Class A, 5.27% due 5/15/2028	160,000	161,314
[c]	PowerPay Issuance Trust, Series 2024-1A Class A, 6.53% due 2/18/2039	149,523	151,098
[c]	Prosper Marketplace Issuance Trust, Series 2023-1A Class A, 7.06% due 7/16/2029	340,519	341,204
[c]	Retained Vantage Data Centers Issuer LLC, Series 2023-1A Class A2A, 5.00% due 9/15/2048	25,000	24,914
[c]	Service Experts Issuer LLC, Series 2021-1A Class A, 2.67% due 2/2/2032	37,184	35,933
[c]	SPS Servicer Advance Receivables Trust, Series 2020-T2 Class A, 1.83% due 11/15/2055	395,000	383,858
[c]	Stream Innovations Issuer Trust, Series 2024-1A Class A, 6.27% due 7/15/2044	221,107	225,382
[c]	Sunnova Hestia II Issuer LLC, Series 2024-GRID1 Class 1A, 5.63% due 7/20/2051	255,172	256,728
[c]	Tesla Sustainable Energy Trust, Series 2024-1A Class A2, 5.08% due 6/21/2050	390,000	390,844
	Upstart Securitization Trust,
[c]	Series 2021-2 Class C, 3.61% due 6/20/2031	188,033	186,516
[c]	Series 2024-1 Class A, 5.33% due 11/20/2034	225,057	225,283
[c]	Upstart Structured Pass-Through Trust, Series 2022-1A Class A, 3.40% due 4/15/2030	270,033	268,060
			9,158,453
	Student Loan — 0.9%
[c]	Ascent Education Funding Trust, Series 2024-A Class A, 6.14% due 10/25/2050	300,679	303,016
[c]	Commonbond Student Loan Trust, Series 18-CGS Class A1, 3.87% due 2/25/2046	503,226	478,162
[c]	EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A Class A, 1.80% due 11/25/2045	47,888	43,648
[c]	MPOWER Education Trust, Series 2024-A Class A, 6.78% due 7/22/2041	223,377	227,438
[c]	Navient Private Education Refi Loan Trust, Series 2020-IA Class A1A, 1.33% due 4/15/2069	273,423	249,584
[c]	SoFi Professional Loan Program LLC, Series 2021-B Class AFX, 1.14% due 2/15/2047	54,170	47,022
			1,348,870
	Total Asset Backed Securities (Cost $14,725,380)		14,754,662
	Corporate Bonds — 29.3%
	Automobiles & Components — 0.2%
	Automobiles — 0.2%
[c]	Hyundai Capital America, 4.30% due 9/24/2027	285,000	280,332
			280,332
	Banks — 1.3%
	Banks — 1.3%
[b,d]	Mizuho Financial Group, Inc., 5.376% (H15T1Y + 1.12%) due 5/26/2030	407,000	410,785
[b]	Morgan Stanley Bank NA, 4.968% (SOFR + 0.93%) due 7/14/2028	300,000	300,855
[b]	Santander Holdings USA, Inc., 6.174% (SOFR + 2.50%) due 1/9/2030	277,000	282,682
[b]	U.S. Bancorp, 5.775% (SOFR + 2.02%) due 6/12/2029	274,000	280,458
	Wells Fargo & Co.,
[b]	5.574% (SOFR + 1.74%) due 7/25/2029	277,000	281,094
[b,e]	Series U, 5.875% due 6/15/2025	450,000	449,136
			2,005,010
	Capital Goods — 1.0%
	Aerospace & Defense — 0.2%
[c]	BWX Technologies, Inc., 4.125% due 4/15/2029	85,000	78,873
[c]	TransDigm, Inc., 6.375% due 3/1/2029	300,000	300,930
	Machinery — 0.6%
[c]	Mueller Water Products, Inc., 4.00% due 6/15/2029	365,500	337,602
[d]	nVent Finance SARL, 2.75% due 11/15/2031	343,000	288,422
	Regal Rexnord Corp., 6.30% due 2/15/2030	274,000	281,795
	Trading Companies & Distributors — 0.2%
	LKQ Corp., 6.25% due 6/15/2033	269,000	277,430
			1,565,052

SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Commercial & Professional Services — 0.2%
	Commercial Services & Supplies — 0.1%
	CoreCivic, Inc., 8.25% due 4/15/2029	$ 168,000	$ 177,631
[c]	UL Solutions, Inc., 6.50% due 10/20/2028	35,000	36,342
	Professional Services — 0.1%
[c]	Gartner, Inc., 3.625% due 6/15/2029	35,000	32,564
[c]	Korn Ferry, 4.625% due 12/15/2027	75,000	72,061
			318,598
	Consumer Discretionary Distribution & Retail — 0.7%
	Broadline Retail — 0.2%
	MercadoLibre, Inc., 2.375% due 1/14/2026	296,000	285,744
	Specialty Retail — 0.5%
[c,d]	Belron U.K. Finance plc, 5.75% due 10/15/2029	320,000	321,078
	Genuine Parts Co., 4.95% due 8/15/2029	450,000	448,452
			1,055,274
	Consumer Durables & Apparel — 0.3%
	Leisure Products — 0.2%
	Polaris, Inc., 6.95% due 3/15/2029	265,000	278,780
	Textiles, Apparel & Luxury Goods — 0.1%
[c]	Champ Acquisition Corp., 8.375% due 12/1/2031	235,000	240,692
			519,472
	Consumer Services — 0.0%
	Hotels, Restaurants & Leisure — 0.0%
[c]	Papa John’s International, Inc., 3.875% due 9/15/2029	48,000	42,937
			42,937
	Consumer Staples Distribution & Retail — 0.4%
	Consumer Staples Distribution & Retail — 0.4%
[c]	KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00% due 2/15/2029	300,000	311,172
[c]	U.S. Foods, Inc., 4.75% due 2/15/2029	300,000	287,607
			598,779
	Energy — 3.3%
	Energy Equipment & Services — 0.2%
[d]	Polaris Renewable Energy, Inc., 9.50% due 12/3/2029	250,000	254,275
	Oil, Gas & Consumable Fuels — 3.1%
[c]	CITGO Petroleum Corp., 7.00% due 6/15/2025	250,000	250,213
[c]	Columbia Pipelines Holding Co. LLC, 5.097% due 10/1/2031	400,000	389,996
[c]	Columbia Pipelines Operating Co. LLC, 5.927% due 8/15/2030	345,000	355,181
	Ecopetrol SA,
[d]	4.625% due 11/2/2031	70,000	57,807
[d]	8.375% due 1/19/2036	125,000	120,456
[d]	Energean Israel Finance Ltd., 8.50% due 9/30/2033	210,000	206,121
[c,d]	Galaxy Pipeline Assets Bidco Ltd., 2.16% due 3/31/2034	658,147	563,880
[c,d]	Greensaif Pipelines Bidco SARL, 5.853% due 2/23/2036	440,000	434,460
	Kinder Morgan Energy Partners LP, 5.80% due 3/15/2035	280,000	281,820
[c,d]	Parkland Corp., 5.875% due 7/15/2027	250,000	247,553
[d]	Petroleos Mexicanos, 7.69% due 1/23/2050	285,000	214,443
[c,d]	Raizen Fuels Finance SA, 5.70% due 1/17/2035	330,000	305,742
[c]	South Bow USA Infrastructure Holdings LLC, 5.026% due 10/1/2029	375,000	368,310
	Sunoco LP,
[c]	7.00% due 5/1/2029	300,000	307,860
[c]	7.25% due 5/1/2032	150,000	154,944
[c]	Whistler Pipeline LLC, 5.70% due 9/30/2031	440,000	439,212
			4,952,273
	Equity Real Estate Investment Trusts (REITs) — 2.2%
	Diversified REITs — 2.0%
[c]	American Tower Trust #1, 3.652% due 3/15/2048	550,000	524,308
	Crown Castle, Inc.,
	4.90% due 9/1/2029	146,000	144,441

SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	5.80% due 3/1/2034	$ 345,000	$ 351,645
	Extra Space Storage LP, 3.90% due 4/1/2029	305,000	291,324
[c]	Iron Mountain Information Management Services, Inc., 5.00% due 7/15/2032	220,000	202,554
	SBA Tower Trust,
[c]	1.631% due 5/15/2051	70,000	65,616
[c]	1.884% due 7/15/2050	610,000	591,057
[c]	2.328% due 7/15/2052	111,000	101,253
[c]	2.836% due 1/15/2050	365,000	364,626
[c]	4.831% due 10/15/2029	440,000	429,788
	Retail REITs — 0.2%
	Retail Opportunity Investments Partnership LP, 6.75% due 10/15/2028	271,000	287,409
			3,354,021
	Financial Services — 3.4%
	Capital Markets — 1.5%
[c,d]	Abu Dhabi Developmental Holding Co. PJSC, 5.375% due 5/8/2029	250,000	252,120
[c]	Blue Owl Technology Finance Corp., 3.75% due 6/17/2026	370,000	357,731
	Hercules Capital, Inc., 3.375% due 1/20/2027	440,000	421,392
[c]	LPL Holdings, Inc., 4.00% due 3/15/2029	300,000	283,311
	Main Street Capital Corp., 6.50% due 6/4/2027	406,000	413,401
	Nasdaq, Inc., 5.55% due 2/15/2034	280,000	282,722
	Oaktree Strategic Credit Fund, 8.40% due 11/14/2028	265,000	283,680
	Consumer Finance — 0.4%
[c]	FirstCash, Inc., 6.875% due 3/1/2032	500,000	501,875
	Financial Services — 1.3%
[c]	Antares Holdings LP, 3.95% due 7/15/2026	500,000	485,290
[b]	Citigroup, Inc., 3.785% (SOFR + 1.94%) due 3/17/2033	395,000	354,872
[b,d]	HSBC Holdings plc, 5.546% (SOFR + 1.46%) due 3/4/2030	250,000	251,745
[b,c,d]	Societe Generale SA, 5.578% (SOFR + 1.10%) due 2/19/2027	313,000	312,975
[d]	Sumitomo Mitsui Financial Group, Inc., 3.544% due 1/17/2028	296,000	284,414
[b]	Truist Financial Corp., 5.867% (SOFR + 2.36%) due 6/8/2034	277,000	281,587
	Mortgage Real Estate Investment Trusts — 0.2%
[c]	Prologis Targeted U.S. Logistics Fund LP, 5.25% due 1/15/2035	270,000	264,954
			5,032,069
	Food, Beverage & Tobacco — 1.2%
	Beverages — 0.6%
[c,d]	Becle SAB de CV, 2.50% due 10/14/2031	650,000	518,752
[c,d]	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25% due 4/27/2029	350,000	332,062
	Food Products — 0.2%
	Post Holdings, Inc.,
[c]	4.625% due 4/15/2030	150,000	138,250
[c]	5.50% due 12/15/2029	44,000	42,581
[c]	6.25% due 2/15/2032	50,000	49,654
	Tobacco — 0.4%
	BAT Capital Corp.,
	5.834% due 2/20/2031	120,000	122,666
	7.75% due 10/19/2032	160,000	181,434
[c,d]	Imperial Brands Finance plc, 5.50% due 2/1/2030	350,000	353,308
			1,738,707
	Health Care Equipment & Services — 1.4%
	Health Care Equipment & Supplies — 0.0%
[c]	Hologic, Inc., 3.25% due 2/15/2029	50,000	45,281
	Health Care Providers & Services — 1.4%
	Centene Corp., 3.00% due 10/15/2030	328,000	283,008
[c]	Highmark, Inc., 1.45% due 5/10/2026	374,000	354,911
	Laboratory Corp. of America Holdings, 4.55% due 4/1/2032	580,000	554,724
	Tenet Healthcare Corp., 6.75% due 5/15/2031	350,000	353,612
	Universal Health Services, Inc.,
	2.65% due 10/15/2030	333,000	286,250
	4.625% due 10/15/2029	200,000	193,062
			2,070,848

SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Insurance — 3.5%
	Insurance — 3.5%
	Aon North America, Inc., 5.45% due 3/1/2034	$ 350,000	$ 349,804
[c]	Brighthouse Financial Global Funding, 5.55% due 4/9/2027	409,000	412,571
	CNA Financial Corp., 5.125% due 2/15/2034	365,000	358,324
	CNO Financial Group, Inc., 6.45% due 6/15/2034	405,000	417,964
[b]	Enstar Finance LLC, 5.75% (5-Yr. CMT + 5.470%) due 9/1/2040	350,000	345,779
[c]	F&G Global Funding, 2.00% due 9/20/2028	476,000	418,932
[d]	Fairfax Financial Holdings Ltd., 5.625% due 8/16/2032	85,000	85,997
[c]	GA Global Funding Trust, 4.40% due 9/23/2027	577,000	568,316
	Globe Life, Inc., 5.85% due 9/15/2034	308,000	309,140
	Horace Mann Educators Corp., 7.25% due 9/15/2028	265,000	282,233
[c,d]	Intact Financial Corp., 5.459% due 9/22/2032	285,000	284,895
[c]	Mutual of Omaha Cos Global Funding, 5.45% due 12/12/2028	276,000	280,272
[c]	Reliance Standard Life Global Funding II, 5.243% due 2/2/2026	412,000	412,218
	RenaissanceRe Finance, Inc., 3.70% due 4/1/2025	160,000	159,378
[d]	RenaissanceRe Holdings Ltd., 5.75% due 6/5/2033	188,000	188,624
[c]	RGA Global Funding, 2.70% due 1/18/2029	65,000	59,356
	Stewart Information Services Corp., 3.60% due 11/15/2031	338,000	292,678
			5,226,481
	Materials — 0.9%
	Containers & Packaging — 0.7%
[d]	Amcor Group Finance plc, 5.45% due 5/23/2029	404,000	407,248
	Ball Corp., 2.875% due 8/15/2030	95,000	81,364
	Berry Global, Inc.,
	1.57% due 1/15/2026	139,000	134,146
[c]	4.875% due 7/15/2026	250,000	249,280
[c,d]	CCL Industries, Inc., 3.05% due 6/1/2030	185,000	166,139
	Metals & Mining — 0.2%
[c,d]	Navoi Mining & Metallurgical Combinat, 6.70% due 10/17/2028	330,000	328,594
			1,366,771
	Media & Entertainment — 0.4%
	Media — 0.4%
[c]	CCO Holdings LLC/CCO Holdings Capital Corp., 4.25% due 1/15/2034	330,000	267,739
[c]	Sirius XM Radio LLC, 5.50% due 7/1/2029	350,000	335,786
			603,525
	Pharmaceuticals, Biotechnology & Life Sciences — 0.3%
	Biotechnology — 0.3%
	Illumina, Inc., 4.65% due 9/9/2026	398,000	396,858
			396,858
	Semiconductors & Semiconductor Equipment — 0.6%
	Semiconductors & Semiconductor Equipment — 0.6%
[c]	Broadcom, Inc., 3.187% due 11/15/2036	445,000	358,407
	Micron Technology, Inc., 6.75% due 11/1/2029	261,000	277,704
[c]	Qorvo, Inc., 3.375% due 4/1/2031	331,000	283,313
			919,424
	Software & Services — 1.3%
	Information Technology Services — 0.3%
[c]	Insight Enterprises, Inc., 6.625% due 5/15/2032	250,000	251,797
[c]	Science Applications International Corp., 4.875% due 4/1/2028	250,000	240,645
	Internet Software & Services — 0.2%
[c,d]	Prosus NV, 3.832% due 2/8/2051	200,000	129,466
[c]	Prosus NV (EUR), 1.985% due 7/13/2033	100,000	88,185
	Software — 0.8%
	Fair Isaac Corp.,
[c]	4.00% due 6/15/2028	85,000	80,250
[c]	5.25% due 5/15/2026	350,000	348,649
[c]	MSCI, Inc., 3.625% due 9/1/2030	317,000	288,942

SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[c,d]	Open Text Corp., 3.875% due 12/1/2029	$ 300,000	$ 271,935
[c]	SS&C Technologies, Inc., 6.50% due 6/1/2032	250,000	252,220
			1,952,089
	Technology Hardware & Equipment — 1.0%
	Electronic Equipment, Instruments & Components — 1.0%
	CDW LLC/CDW Finance Corp., 3.25% due 2/15/2029	310,000	285,811
[d]	Flex Ltd., 4.875% due 5/12/2030	360,000	351,252
[c]	Sensata Technologies, Inc., 6.625% due 7/15/2032	200,000	199,668
	Vontier Corp., 2.40% due 4/1/2028	317,000	287,649
[c]	WESCO Distribution, Inc., 6.375% due 3/15/2029	200,000	202,350
[c]	Zebra Technologies Corp., 6.50% due 6/1/2032	200,000	202,742
			1,529,472
	Telecommunication Services — 0.2%
	Wireless Telecommunication Services — 0.2%
	Crown Castle Towers LLC,
[c]	3.663% due 5/15/2045	200,000	198,964
[c]	4.241% due 7/15/2048	125,000	120,335
			319,299
	Transportation — 0.2%
	Passenger Airlines — 0.2%
[c,d]	Pegasus Hava Tasimaciligi AS, 8.00% due 9/11/2031	250,000	248,085
			248,085
	Utilities — 5.3%
	Electric Utilities — 4.8%
	AEP Texas, Inc., Series I, 2.10% due 7/1/2030	360,000	308,124
	American Electric Power Co., Inc., 2.30% due 3/1/2030	350,000	304,350
	Black Hills Corp., 6.15% due 5/15/2034	335,000	348,564
[c]	Boston Gas Co., 3.757% due 3/16/2032	400,000	355,840
	Comision Federal de Electricidad,
[c,d]	3.348% due 2/9/2031	200,000	165,746
[d]	5.00% due 9/29/2036	132,800	115,749
	DTE Energy Co., 5.85% due 6/1/2034	300,000	308,070
[c,d]	Electricite de France SA, 5.65% due 4/22/2029	375,000	382,650
[c,d]	Enel Finance International NV, 5.125% due 6/26/2029	322,000	321,404
[c]	Evergy Missouri West, Inc., 3.75% due 3/15/2032	65,000	57,080
	FirstEnergy Transmission LLC,
[c]	4.55% due 1/15/2030	400,000	389,324
[c]	5.00% due 1/15/2035	250,000	241,743
	ITC Holdings Corp., 5.30% due 7/1/2043	300,000	274,872
[c]	Kentucky Power Co., 7.00% due 11/15/2033	311,000	329,750
[c]	Liberty Utilities Finance GP 1, 2.05% due 9/15/2030	350,000	293,202
[c]	Midland Cogeneration Venture LP, 6.00% due 3/15/2025	101,722	100,826
[c]	Monongahela Power Co., 3.55% due 5/15/2027	295,000	286,050
[b]	Pacific Gas & Electric Co., 5.392% (SOFRINDX + 0.95%) due 9/4/2025	250,000	250,335
	PPL Capital Funding, Inc., 5.25% due 9/1/2034	400,000	393,896
	Public Service Co. of Oklahoma, Series J, 2.20% due 8/15/2031	348,000	287,980
	Puget Energy, Inc.,
	4.10% due 6/15/2030	200,000	187,520
	4.224% due 3/15/2032	205,000	187,382
	Southwestern Public Service Co., 6.00% due 6/1/2054	250,000	252,993
	Tucson Electric Power Co., 5.20% due 9/15/2034	450,000	441,234
	Virginia Electric & Power Co., 5.05% due 8/15/2034	375,000	365,985
	Wisconsin Power & Light Co., 5.375% due 3/30/2034	282,000	280,677
	Gas Utilities — 0.5%
[c,d]	APA Infrastructure Ltd., 5.125% due 9/16/2034	410,000	390,882
[c]	KeySpan Gas East Corp., 5.994% due 3/6/2033	280,000	283,710
			7,905,938
	Total Corporate Bonds (Cost $43,881,255)		44,001,314
	Long-Term Municipal Bonds — 0.1%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	County of Miami-Dade Seaport Department, 6.224% due 11/1/2055	$ 100,000	$ 103,462
	Total Long-Term Municipal Bonds (Cost $100,000)		103,462
	Other Government — 1.0%
[c,d]	Corp. Financiera de Desarrollo SA, 5.95% due 4/30/2029	250,000	253,092
	Dominican Republic International Bonds (DOP),
	9.75% due 6/5/2026	8,000,000	131,222
[c]	10.75% due 6/1/2036	16,000,000	281,829
	Egypt Government Bonds (EGP), Series 3Y, 23.865% due 6/4/2027	8,000,000	154,505
[c,d]	Finance Department Government of Sharjah, 4.00% due 7/28/2050	250,000	160,903
[c]	Finance Department Government of Sharjah (EUR), 4.625% due 1/17/2031	150,000	156,471
	U.K. Gilts (GBP), 4.125% due 7/22/2029	253,000	313,731
	Total Other Government (Cost $1,459,603)		1,451,753
	U.S. Treasury Securities — 29.0%
	U.S. Treasury Bonds, 2.25%, 8/15/2046	915,000	590,890
	U.S. Treasury Inflation-Indexed Bonds,
	1.50%, 2/15/2053	631,825	506,126
	2.125%, 2/15/2054	2,828,402	2,619,255
	U.S. Treasury Inflation-Indexed Notes,
	1.125%, 1/15/2033	773,566	711,923
	1.75%, 1/15/2034	737,300	707,232
	U.S. Treasury Notes,
	1.125%, 8/15/2040	5,275,000	3,147,691
	1.375%, 11/15/2040	3,795,000	2,350,528
	1.75%, 8/15/2041	4,287,000	2,777,172
	1.875%, 11/15/2051	295,000	162,895
	2.375%, 2/15/2042	1,403,000	999,199
	3.875%, 8/15/2033 - 8/15/2034	3,357,000	3,193,911
	4.00%, 2/15/2034	1,625,000	1,556,699
	4.125%, 8/15/2053	155,000	138,265
	4.25%, 11/15/2034 - 2/15/2054	3,267,000	3,128,787
	4.375%, 5/15/2034	6,200,000	6,108,938
	4.50%, 11/15/2033	6,477,000	6,450,687
	U.S. Treasury Strip Coupon,
	4.859%, 5/15/2044	7,930,000	2,984,999
	6.351%, 11/15/2036	1,000,000	563,838
	6.986%, 11/15/2040	4,625,000	2,071,364
	7.668%, 2/15/2043	1,775,000	707,794
	7.782%, 11/15/2041	4,775,000	2,028,968
	Total U.S. Treasury Securities (Cost $44,686,464)		43,507,161
	U.S. Government Agencies — 0.6%
[b,c,e]	Farm Credit Bank of Texas, Series 4, 5.70% (5-Yr. CMT + 5.420%), 9/15/2025	465,000	459,108
	Federal Home Loan Banks, 2.90%, 2/18/2037	625,000	494,300
	Total U.S. Government Agencies (Cost $966,547)		953,408
	Mortgage Backed — 29.9%
	Ajax Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-G Class A, 1.875% due 6/25/2061	491,879	477,210
[b,c]	Series 2023-B Class A, 4.25% due 10/25/2062	562,340	546,708
[b,c]	Series 2023-C Class A1, 3.50% due 5/25/2063	532,391	495,221
	Angel Oak Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2022-1 Class A1, 2.881% due 12/25/2066	109,275	98,618
[b,c]	Series 2024-3 Class A1, 4.80% due 11/26/2068	180,443	175,659
	Barclays Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-NPL1 Class A, 2.00% due 11/25/2051	316,946	312,161
[b,c]	Series 2022-RPL1 Class A, 4.25% due 2/25/2028	365,861	358,327
	BRAVO Residential Funding Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-NQM3 Class A1, 1.699% due 4/25/2060	35,015	32,270
[b,c]	Series 2022-NQM3 Class A1, 5.108% due 7/25/2062	73,245	73,737
[b,c]	Series 2024-NQM4 Class A1A, 4.35% due 1/25/2060	320,759	308,611

SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[c]	Century Plaza Towers, CMBS, Series 2019-CPT Class A, 2.865% due 11/13/2039	$ 400,000	$ 351,250
	CHNGE Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2022-1 Class A1, 3.007% due 1/25/2067	98,525	91,125
[b,c]	Series 2023-1 Class A1, 7.065% due 3/25/2058	244,856	247,334
[b,c]	CIM Trust, Whole Loan Securities Trust CMO, Series 2024-R1 Class A1, 4.75% due 6/25/2064	446,306	434,277
	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-INV2 Class A3A, 2.50% due 5/25/2051	75,926	60,779
[b,c]	Series 2021-J2 Class A7A, 2.50% due 7/25/2051	290,816	252,246
[c]	Cogent Ipv4 LLC, CMBS, Series 2024-1A Class A2, 7.924% due 5/25/2054	250,000	256,764
[c]	COMM Mortgage Trust, CMBS, Series 2024-277P Class A, 6.338% due 8/10/2044	485,000	499,434
	Cross Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2023-H1 Class A1, 6.615% due 3/25/2068	327,679	330,315
[b,c]	Series 2024-H4 Class A1, 6.147% due 7/25/2069	286,539	287,838
	CSMC Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-AFC1 Class A1, 0.83% due 3/25/2056	48,449	39,263
[b,c]	Series 2022-ATH2 Class A1, 4.547% due 5/25/2067	107,892	107,211
[c]	DC Office Trust, CMBS, Series 2019-MTC Class A, 2.965% due 9/15/2045	400,000	348,791
[b,c]	FARM Mortgage Trust, Whole Loan Securities Trust CMO, Series 2024-1 Class A, 4.721% due 10/1/2053	314,490	294,626
[b]	Federal Home Loan Mtg Corp., Pool 841463, 2.156% (2.18% - SOFR30A) due 7/1/2052	105,807	92,764
	Federal Home Loan Mtg Corp., CMO REMIC,
	Series 5461 Class PA, 4.50% due 8/25/2054	567,048	550,467
	Series 5469 Class QA, 4.50% due 11/25/2054	412,303	397,120
	Federal Home Loan Mtg Corp., Multifamily Structured Pass-Through Certificates, CMBS,
[b]	Series K-154 Class A2, 4.35% due 1/25/2033	107,000	102,929
	Series KJ46 Class A2, 4.796% due 10/25/2031	32,000	31,985
[b]	Series KJ47 Class A2, 5.43% due 6/25/2031	22,000	22,614
	Series KJ48 Class A2, 5.028% due 10/25/2031	56,000	56,578
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO,
	Series 2024-1 Class MT, 3.00% due 11/25/2063	490,350	396,573
	Series 2024-2 Class MT, 3.50% due 5/25/2064	612,125	527,801
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool RA6665, 3.00% due 2/1/2052	1,171,867	994,862
	Pool SD8140, 2.00% due 4/1/2051	414,560	324,855
	Pool SD8206, 3.00% due 4/1/2052	1,433,442	1,218,482
	Pool SD8213, 3.00% due 5/1/2052	1,119,617	951,588
	Pool SD8225, 3.00% due 7/1/2052	188,998	160,612
	Pool SD8244, 4.00% due 9/1/2052	1,145,395	1,048,126
	Federal National Mtg Assoc.,
	Pool BL8603, 2.07% due 10/1/2050	464,428	313,052
[b]	Pool BM7277, 1.972% (2.07% - SOFR30A) due 8/1/2051	111,132	98,034
[b]	Pool BM7341, 2.413% (RFUCCT1Y + 1.61%) due 12/1/2050	511,218	464,067
	Pool BS1289, 2.17% due 3/1/2051	474,694	311,409
	Federal National Mtg Assoc., CMO REMIC,
	Series 2024-25 Class VB, 5.50% due 3/25/2035	333,992	333,983
	Series 2024-70 Class MP, 4.50% due 10/25/2054	569,961	549,649
	Federal National Mtg Assoc., UMBS Collateral,
	Pool BV4119, 2.50% due 3/1/2052	627,070	511,815
	Pool CB0199, 3.00% due 4/1/2051	402,096	341,361
	Pool CB1134, 2.50% due 7/1/2051	2,014,477	1,641,535
	Pool CB2301, 3.00% due 12/1/2051	477,995	405,796
	Pool CB2399, 2.50% due 12/1/2051	554,605	453,801
	Pool CB2404, 2.50% due 12/1/2051	299,623	244,395
	Pool CB2665, 3.00% due 1/1/2052	267,119	226,772
	Pool CB3050, 2.50% due 3/1/2052	362,407	295,797
	Pool FM8761, 2.50% due 9/1/2051	756,456	616,590
	Pool FS0957, 3.00% due 3/1/2052	500,249	425,289
	Pool FS2676, 3.00% due 6/1/2052	335,608	284,916
	Pool FS4862, 2.50% due 10/1/2051	270,831	220,993
	Pool FS4919, 2.50% due 5/1/2053	375,656	306,610
	Pool FS7059, 3.00% due 7/1/2052	534,747	455,719
	Pool FS7065, 3.00% due 3/1/2053	2,882,663	2,450,041
	Pool FS7879, 2.50% due 7/1/2052	1,043,752	850,521
	Pool FS9157, 2.00% due 5/1/2042	659,076	548,651
	Pool MA4399, 2.50% due 8/1/2051	336,018	275,361
	Pool MA4548, 2.50% due 2/1/2052	1,884,772	1,541,028

SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Pool MA4578, 2.50% due 4/1/2052	$ 2,050,583	$ 1,672,014
	Pool MA4599, 3.00% due 5/1/2052	2,220,771	1,887,484
	Pool MA4730, 3.00% due 9/1/2052	460,345	391,151
	Pool MA5442, 4.50% due 8/1/2054	1,175,418	1,105,134
	GCAT Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-CM1 Class A, 2.469% due 4/25/2065	77,202	73,185
[b,c]	Series 2023-INV1 Class A1, 6.00% due 8/25/2053	251,353	250,062
[b,c]	Series 2023-NQM4 Class A1, 4.25% due 5/25/2067	419,461	390,218
[c]	Glebe Funding Trust, Whole Loan Securities Trust CMO, Series 2024-1 Class A, 8.099% due 11/29/2028	300,000	300,412
	Government National Mtg Assoc., CMBS, Series 2023-104 Class AD, 4.00% due 1/16/2065	64,120	60,024
	GS Mortgage-Backed Securities Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2024-RPL2 Class A1, 3.75% due 7/25/2061	179,515	173,622
[b,c]	Series 2024-RPL4 Class A1, 3.90% due 9/25/2061	445,061	428,136
	Harvest Commercial Capital Loan Trust, CMBS, Series 2024-1 Class A, 6.164% due 10/25/2056	315,597	312,832
[b,c]	HOMES Trust, Whole Loan Securities Trust CMO, Series 2024-NQM1 Class A1, 5.915% due 7/25/2069	404,531	406,409
	Homeward Opportunities Fund Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2022-1 A Class A1, 5.082% due 7/25/2067	168,028	166,244
[b,c]	Series 2024-RRTL2 Class A1, 5.989% due 9/25/2039	300,000	300,711
[b,c]	Series 2024-RTL1 Class A1, 7.12% due 7/25/2029	325,000	327,836
[c]	Houston Galleria Mall Trust, CMBS, Series 2015-HGLR Class A1A2, 3.087% due 3/5/2037	165,000	164,207
[b,c]	Hudson Yards Mortgage Trust, CMBS, Series 2019-55HY Class A, 2.943% due 12/10/2041	250,000	222,342
[b,c]	Imperial Fund Mortgage Trust, Whole Loan Securities Trust CMO, Series 2022-NQM4 Class A1, 4.767% due 6/25/2067	93,962	93,420
	JP Morgan Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-1 Class A3A, 2.00% due 6/25/2051	360,218	281,885
[b,c]	Series 2021-INV6 Class A2, 3.00% due 4/25/2052	74,206	61,684
[b,c]	LEX Mortgage Trust, CMBS, Series 2024-BBG Class A, 4.874% due 10/13/2033	410,000	403,712
[c]	Manhattan West Mortgage Trust, CMBS, Series 2020-1MW Class A, 2.13% due 9/10/2039	350,000	321,623
	MFA Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-INV2 Class A1, 1.906% due 11/25/2056	69,788	59,718
[b,c]	Series 2022-NQM2 Class A1, 4.00% due 5/25/2067	413,503	390,164
[b]	Series 2024-NPL1 Class A1, 6.33% due 9/25/2054	405,075	405,816
[b,c]	Series 2024-RPL1 Class A1, 4.25% due 2/25/2066	452,427	429,556
[b,c]	Mill City Securities Ltd., Whole Loan Securities Trust CMO, Series 2024-RS1 Class A1, 3.00% due 11/1/2069	591,070	543,790
[c]	Morgan Stanley Capital I Trust, CMBS, Series 2024-BPR2 Class A, 7.291% due 5/5/2029	298,385	308,288
[b,c]	Morgan Stanley Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2024-NQM1 Class A1, 6.152% due 12/25/2068	169,922	171,155
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2022-NQM3 Class A1, 3.90% due 4/25/2062	105,515	97,643
[b,c]	Series 2024-RPL1 Class A, 3.80% due 1/25/2064	358,533	333,075
[b,c]	NMLT Trust, Whole Loan Securities Trust CMO, Series 2021-INV1 Class A1, 1.185% due 5/25/2056	58,933	48,460
[b,c]	NYMT Loan Trust, Whole Loan Securities Trust CMO, Series 2024-BPL2 Class A1, 6.509% due 5/25/2039	325,000	327,593
	OBX Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2022-NQM5 Class A1, 4.31% due 5/25/2062	96,229	93,454
[b,c]	Series 2024-NQM11 Class A1, 5.875% due 6/25/2064	400,902	402,219
[c]	One Bryant Park Trust, CMBS, Series 2019-OBP Class A, 2.516% due 9/15/2054	280,000	245,932
[b,c]	OSAT Trust, Whole Loan Securities Trust CMO, Series 2021-RPL1 Class A1, 5.116% due 5/25/2065	237,024	236,277
[b,c]	PRET LLC, Whole Loan Securities Trust CMO, Series 2021-RN3 Class A1, 4.843% due 9/25/2051	302,160	300,539
[b,c]	PRET Trust, Whole Loan Securities Trust CMO, Series 2024-RPL1 Class A1, 3.90% due 10/25/2063	174,784	165,343
[b,c]	PRKCM Trust, Whole Loan Securities Trust CMO, Series 2024-HOME1 Class A1, 6.431% due 5/25/2059	285,738	289,130
[b,c]	PRPM LLC, Whole Loan Securities Trust CMO, Series 2021-5 Class A1, 4.793% due 6/25/2026	85,192	84,813
[b,c]	Radian Mortgage Capital Trust, Whole Loan Securities Trust CMO, Series 2024-J2 Class A16, 5.50% due 3/25/2055	374,169	372,319
[b,c]	RCKT Mortgage Trust, Whole Loan Securities Trust CMO, Series 2019-1 Class A13, 3.50% due 9/25/2049	27,370	24,417
[b,c]	Redwood Funding Trust, Whole Loan Securities Trust CMO, Series 2024-1 Class A, 7.745% due 12/25/2054	310,247	309,969
[c]	ROCK Trust, CMBS, Series 2024-CNTR Class A, 5.388% due 11/13/2041	325,000	324,209
[b,c]	SFO Commercial Mortgage Trust, CMBS, Series 2021-555 Class A, 5.661% (TSFR1M + 1.26%) due 5/15/2038	171,000	167,072
[b,c]	Spruce Hill Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2022-SH1 Class A1A, 4.10% due 7/25/2057	100,771	96,430
[b,c]	Toorak Mortgage Trust, Whole Loan Securities Trust CMO, Series 2024-RRTL1 Class A1, 6.597% due 2/25/2039	300,000	302,075
[b,c]	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO, Series 2020-1 Class A2A, 3.10% due 1/25/2060	100,000	89,682
[b,c]	TRK Trust, Whole Loan Securities Trust CMO, Series 2022-INV2 Class A1, 4.35% due 6/25/2057	366,834	353,486
[b,c]	UWM Mortgage Trust, Whole Loan Securities Trust CMO, Series 2021-1 Class A3, 2.50% due 6/25/2051	72,992	59,438
	Verus Securitization Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2023-3 Class A1, 5.93% due 3/25/2068	83,867	84,074
[b,c]	Series 2023-4 Class A1, 5.811% due 5/25/2068	197,827	197,663
[b,c]	WB Commercial Mortgage Trust, CMBS, Series 2024-HQ Class A, 5.937% due 3/15/2040	195,000	196,189
[b,c]	Wells Fargo Mortgage Backed Securities Trust, Whole Loan Securities Trust CMO, Series 2021-1 Class A1, 2.50% due 12/25/2050	37,937	30,785
	Total Mortgage Backed (Cost $45,200,418)		44,859,436

SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Short-Term Investments — 0.1%
[f]	Thornburg Capital Management Fund	8,424	$ 84,246
	Total Short-Term Investments (Cost $84,246)		84,246
	Total Investments — 100.2% (Cost $151,720,913)		$150,347,410
	Liabilities Net of Other Assets — (0.2)%		(241,070)
	Net Assets — 100.0%		$150,106,340

Outstanding Forward Currency Contracts To Buy Or Sell At December 31, 2024
Contract Description	Contract Party*	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Euro	SSB	Sell	78,400	3/25/2025	81,442	$ 6,317	$ —
Euro	SSB	Sell	144,000	10/14/2025	151,345	9,322	—

Total						$15,639	—

Net unrealized appreciation (depreciation)						$15,639

*	Counterparty includes State Street Bank and Trust Company (“SSB”).

Footnote Legend
a	Security currently fair valued by Thornburg Investment Management, Inc.’s Valuation and Pricing Committee.
b	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2024.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024, the aggregate value of these securities in the Fund’s portfolio was $57,551,386, representing 38.34% of the Fund’s net assets.
d	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
e	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
f	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABS	Asset Backed Securities
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Rate
DOP	Denominated in Dominican Peso
EGP	Denominated in Egyptian Pound
EUR	Denominated in Euro
GBP	Denominated in Pound Sterling
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
Mtg	Mortgage
REMIC	Real Estate Mortgage Investment Conduit
RFUCCT1Y	Refinitiv USD Interbank Offered Rate Consumer Cash Fallbacks Term 1 Year
SBA	Small Business Administration
SOFR	Secured Overnight Financing Rate
SOFR30A	Secured Overnight Financing Rate 30-Day Average
SOFR90A	Secured Overnight Financing Rate 90-Day Average
SOFRINDX	Secured Overnight Financing Rate Index
TSFR1M	Term SOFR 1 Month
UMBS	Uniform Mortgage Backed Securities

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Core Plus Bond Fund	December 31, 2024 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Core Plus Bond Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-four separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3”, “Class R4”, “Class R5”, and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Plus Bond Fund	December 31, 2024 (Unaudited)

Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.
Forward currency contracts are valued by a third-party pricing service provider.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/24	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/24	Dividend Income
Thornburg Capital Mgmt. Fund	$6,292,172	$14,879,340	$(21,087,266)	$-	$-	$84,246	$30,960